Taxes (Details) - Schedule of income tax provision computed based on PRC statutory income tax rate - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Provision Computed based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense (benefit) computed based on PRC statutory rate		$ (319,664)	$ 130,761	$ (37,361)
Favorable tax rate and tax exemption impact in PRC entities (a)	[1]	(223,920)	(494,744)	(358,406)
Effect of rate differential for U.S. subsidiaries		88,501	60,842	65,656
Change in valuation allowance		464,630	319,418	344,695
Actual income tax provision		$ 9,547	$ 16,277	$ 14,584

[1]	During the years ended December 31, 2022 and 2021, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 2.5%. During the year ended December 31, 2020, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 5.0%. For the year ended December 31, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. During the year ended December 31, 2020, 11 of the UFG entities were subject to income tax assessed at 1% of TNI ranging from RMB33,000 to RMB120,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2022, 2021, and 2020, the tax saving as the result of the favorable tax rates and tax exemption amounted to $223,920, $494,744, and $358,406, respectively, and per share effect of the favorable tax rate and tax exemption was $0.02, $0.05, and $0.04, respectively.